Revenues - Summary of the Company's Revenues Disaggregated By Revenue Category (Detail) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
Revenue from Contract with Customer [Abstract]
Revenues	¥ 2,943,811	$ 456,872	¥ 1,709,739
On demand delivery solution services [Member]
Revenue from Contract with Customer [Abstract]
Revenues	2,804,657	435,275	1,689,295
Housekeeping and other solutions [Member]
Revenue from Contract with Customer [Abstract]
Revenues	56,639	8,790	3,080
MobilityServiceSolutionsMember [Member]
Revenue from Contract with Customer [Abstract]
Revenues	77,312	11,999	16,390
Product and Service, Other [Member]
Revenue from Contract with Customer [Abstract]
Revenues	¥ 5,203	$ 808	¥ 974